                                                           FILE NUMBER 028-00568

                                    FORM 13 F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                                Washington, D.C.

           Report for the Calendar Year or Quarter Ended June 30, 2005

                          If amended report check here: _____

Name of Institutional Investment Manager:

Robert E. Torray & Co. Inc.

Business Address:

7501 Wisconsin Avenue, Suite 1100, Bethesda, MD 20814-6523

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President  (301) 493-4600

        The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

        Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 12th day of August, 2005.

                                        By: /s/ William M Lane
                                           -------------------------------------
                                                William M Lane, Vice President
                                                for Robert E. Torray & Co. Inc.

June 30, 2005           Form 13F - Robert E. Torray & Co. Inc.

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       Item 1             Item 2   Item 3     Item 4      Item 5              Item 6           Item 7             Item 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                              Invest                          Voting Authority
                         Title     CUSIP    Fair Market    Total   --------------------------          -----------------------------
Name of Issuer          of Class   Number      Value      Shares   (a)Sole (b)Shared (c)Other Managers  (a)Sole  (b)Shared  (c)None
------------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories      common  002824100    91,998,876 1,877,145    X                          All   1,877,145
                                              20,101,108   410,143    X                          All                         410,143
Agilent Technologies     common  00846U101    45,231,998 1,964,900    X                          All   1,964,900
                                               8,805,150   382,500    X                          All                         382,500
Allied Capital
 Corporation             common  01903Q108    68,938,302 2,368,200    X                          All   2,368,200
                                              15,014,938   515,800    X                          All                         515,800
AMBAC Financial Group,
 Inc.                    common  023139108   108,638,016 1,557,311    X                          All   1,557,311
                                              25,584,480   366,750    X                          All                         366,750
American Express Company common  025816109    88,825,326 1,668,708    X                          All   1,668,708
                                              20,007,134   375,862    X                          All                         375,862
American International
 Group, Inc.             common  026874107    60,314,424 1,038,114    X                          All   1,038,114
                                              18,253,451   314,173    X                          All                         314,173
Amgen Inc.               common  031162100   109,954,793 1,818,637    X                          All   1,818,637
                                              27,029,852   447,070    X                          All                         447,070
Anheuser-Busch Cos.,
 Inc.                    common  035229103    62,901,538 1,374,897    X                          All   1,374,897
                                              15,646,500   342,000    X                          All                         342,000
Automatic Data
 Processing, Inc.        common  053015103    74,808,377 1,782,425    X                          All   1,782,425
                                              16,004,126   381,323    X                          All                         381,323
Bank of America
 Corporation             common  060505104    39,169,138   858,784    X                          All     858,784
                                               9,650,620   211,590    X                          All                         211,590
Cardinal Health Inc.     common  14149Y108   102,929,317 1,787,588    X                          All   1,787,588
                                              22,628,940   393,000    X                          All                         393,000
Clear Channel
 Communications, Inc.    common  184502102    77,449,060 2,504,011    X                          All   2,504,011
                                              17,491,565   565,521    X                          All                         565,521
Dana Corporation         common  235811106     1,889,759   125,900    X                          All     125,900
                                                 418,779    27,900    X                          All                          27,900
Danaher Corporation      common  235851102    61,180,226 1,168,900    X                          All   1,168,900
                                              14,252,182   272,300    X                          All                         272,300
The DIRECTV Group, Inc.  common  25459L106    79,717,809 5,143,084    X                          All   5,143,084
                                              17,271,821 1,114,311    X                          All                       1,114,311
The Walt Disney Company  common  254687106   103,297,299 4,102,355    X                          All   4,102,355
                                              23,899,219   949,135    X                          All                         949,135
Eastman Kodak Company    common  277461109    60,200,385 2,242,100    X                          All   2,242,100
                                              13,301,490   495,400    X                          All                         495,400
Echostar Communications
 Corporation             common  278762109    59,048,576 1,957,844    X                          All   1,957,844
                                              13,626,288   451,800    X                          All                         451,800
Emerson Electric Company common  291011104    65,372,318 1,043,786    X                          All   1,043,786
                                              21,397,540   341,650    X                          All                         341,650
First Data Corporation   common  319963104   116,817,756 2,910,258    X                          All   2,910,258
                                              26,283,672   654,800    X                          All                         654,800
Franklin Resources Inc.  common  354613101   144,344,121 1,875,086    X                          All   1,875,086
                                              33,753,113   438,466    X                          All                         438,466
Gannett Co., Inc.        common  364730101    49,840,151   700,691    X                          All     700,691
                                              12,885,840   181,159    X                          All                         181,159

June 30, 2005           Form 13F - Robert E. Torray & Co. Inc.

------------------------------------------------------------------------------------------------------------------------------------
       Item 1             Item 2   Item 3     Item 4      Item 5              Item 6           Item 7             Item 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                             Invest                           Voting Authority
                         Title     CUSIP    Fair Market    Total   -------------------------           -----------------------------
Name of Issuer          of Class   Number      Value      Shares   (a)Sole (b)Shared (c)Other Managers  (a)Sole  (b)Shared  (c)None
------------------------------------------------------------------------------------------------------------------------------------
General Dynamics
 Corporation             common  369550108    79,975,154   730,100    X                          All     730,100
                                              17,964,560   164,000    X                          All                         164,000
General Electric Company common  369604103   106,159,769 3,063,774    X                          All   3,063,774
                                              23,246,685   670,900    X                          All                         670,900
The Goldman Sachs
 Group, Inc.             common  38141G104    82,126,100   805,000    X                          All     805,000
                                              18,108,550   177,500    X                          All                         177,500
Honeywell International
 Inc.                    common  438516106    75,753,258 2,068,066    X                          All   2,068,066
                                              20,215,108   551,873    X                          All                         551,873
Illinois Tool Works Inc. common  452308109   115,751,933 1,452,710    X                          All   1,452,710
                                              24,554,826   308,168    X                          All                         308,168
Intel Corporation        common  458140100    86,438,440 3,322,000    X                          All   3,322,000
                                              18,984,192   729,600    X                          All                         729,600
JPMorgan Chase & Co.     common  46625H100    62,266,051 1,762,912    X                          All   1,762,912
                                              17,057,229   482,934    X                          All                         482,934
Johnson & Johnson        common  478160104    54,437,500   837,500    X                          All     837,500
                                              11,820,640   181,856    X                          All                         181,856
Markel Corporation       common  570535104    89,397,012   263,708    X                          All     263,708
                                               4,255,806    12,554    X                          All                          12,554
Medtronic, Inc.          common  585055106    73,360,535 1,416,500    X                          All   1,416,500
                                              16,334,566   315,400    X                          All                         315,400
Pfizer Inc.              common  717081103    54,518,710 1,976,748    X                          All   1,976,748
                                               9,505,006   344,634    X                          All                         344,634
SBC Communications, Inc. common  78387G103    47,103,423 1,983,302    X                          All   1,983,302
                                              10,205,375   429,700    X                          All                         429,700
Tribune Company          common  896047107    57,339,072 1,629,877    X                          All   1,629,877
                                              12,129,642   344,788    X                          All                         344,788
United Technologies
 Corporation             common  913017109   107,713,403 2,097,632    X                          All   2,097,632
                                              26,057,763   507,454    X                          All                         507,454
Univision
 Communications, Inc.    common  914906102    94,057,188 3,414,054    X                          All   3,414,054
                                              22,030,358   799,650    X                          All                         799,650
                                           -------------
                                           3,505,043,227
                                           =============